Exhibit 99.5 Schedule 4

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / Waived By	Waiver in File?
(REDACTED)	7008NQM4894	XXXXXXXX	Closed	2023-07-20 20:17	2023-08-19 16:13	Acknowledged	2 - Non-Material	Property	Appraisal	Property/Appraisal General	Acknowledged- - Due Diligence Vendor-08/19/2023
Escalated-Reviewing exception for DSCR below 1.00 on C/O Refi. - Due Diligence Vendor-08/15/2023
Ready for Review-Document Uploaded. Exception Request  - Seller-08/15/2023
Counter-Please provide waiver/exception completed by representative of Asset Based with proper authority and compensating factors to allow for DSCR under 1.00 on cash out.  - Due Diligence Vendor-08/04/2023
Ready for Review-Senior Underwriting and ABL is requesting a exception xx.   The loan was processed with the incorrect association fee.  For some reason the appraiser had a different amount of the association fee and the borrower verified that number.

Compensating factors:

1. 44% LTV very low leverage
2. Clean backgrounds
3. 685 credit score
4. With Cash out 90 months of reserves
5. Property has been owned since 2008 182 months
6. CDA came in low risk “0” Variance

 - Seller-08/02/2023
Counter-Please see original condition. LTV and vacancy is not at issue. The DSCR is calculated at .96 with minimum of 1.00 required on cash out refinance transactions. Loan term summary sheet indicates a PITIA of $XXXXXX; however, TPR calculated PITIA at $XXXXXX ($XXXXXX HOA, Taxes $XXXXXX, Insurance $XXXXXX, P&I $XXXXXX). Please provide waiver/exception with proper authority and compensating factors to allow for DSCR under 1.00 on cash out. - Due Diligence Vendor-07/27/2023
Ready for Review-ABl guides state that vacant refis are acceptable using 95% of market rent or 5% LTV reduction.  (REDACTED) is currently a 44% LTV thus the 5% LTV reduction was calculated.  Therefore, we do not reduce the market rents.
Unoccupied Refinances are permitted using 95% of market monthly rent in the dscr calculation or using 100% of monthly market rent with a 5% leverage reduction.  - Seller-07/26/2023
Open-Please provide DSCR calculation and supporting documents. The Loan Term Summary Sheet in the loan file indicates a DSCR of 1.00; however, this is not supported by the file documents. The appraisal confirms a market rent of $XXXXXX with the property leased as short-term rental. The property was vacant at the time of the report. PITI calculated at $XXXXXX. Market rent of $XXXXXX puts DSCR under the required 1.00. Further if treated as unoccupied refinance then 95% of market rent (per guides) puts DSCR at .92. If treated as short-term rental then please provide supporting documentation for operating income and proof of 50% occupancy for prior 6 months as required by guidelines. - Due Diligence Vendor-07/20/2023	Ready for Review-Document Uploaded. Exception Request - Seller-08/15/2023
 Ready for Review-Senior Underwriting and ABL is requesting a exception (REDACTED).   The loan was processed with the incorrect association fee.  For some reason the appraiser had a different amount of the association fee and the borrower verified that number.

Compensating factors:

1. 44% LTV very low leverage
2. Clean backgrounds
3. 685 credit score
4. With Cash out 90 months of reserves
5. Property has been owned since 2008 182 months
6. CDA came in low risk “0” Variance

 - Seller-08/02/2023
 Ready for Review-ABl guides state that vacant refis are acceptable using 95% of market rent or 5% LTV reduction.  (REDACTED) is currently a 44% LTV thus the 5% LTV reduction was calculated.  Therefore, we do not reduce the market rents.
Unoccupied Refinances are permitted using 95% of market monthly rent in the dscr calculation or using 100% of monthly market rent with a 5% leverage reduction.  - Seller-07/26/2023
															23058.pdf		685 score, 44% LTV	CO	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes
(REDACTED)	7008NQM4894	XXXXXXXX	Closed	2023-07-19 22:41	2023-07-20 19:18	Resolved	1 - Information	Property	Missing Doc	Appraisal is Missing	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-07/20/2023

Ready for Review-Document Uploaded. Appraisal.  - Seller-07/20/2023

												Open-Please provide the appraisal. Additional conditions may apply after review. - Due Diligence Vendor-07/19/2023	Ready for Review-Document Uploaded. Appraisal. - Seller-07/20/2023	Resolved-Appraisal is Present or is Waived - Due Diligence Vendor-07/20/2023	Appraisal XXXXXX -(REDACTED)- 5.31.23.PDF			CO	Investment	Refinance	Cash Out - Other	N/A	N/A
(REDACTED)	3590NQM8633	XXXXXXXX	Closed	2023-10-17 18:54	2023-10-28 18:39	Resolved	1 - Information	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-10/28/2023
Resolved- - Due Diligence Vendor-10/28/2023
Ready for Review-Document Uploaded. Please disregard previously uploaded exception. See attached statement. Thank you  - Seller-10/25/2023
Open- - Due Diligence Vendor-10/25/2023
Ready for Review-Document Uploaded. See attached letter from xx regarding the fraud activity on the prior account.  Account had to be closed and a new account opened.  Unable to provide a 60-day history.  Post close exception submitted, along with the borrower’s most recent statement for the new account.  Please note that the different between the opening balance and the starting balance on the current statement is $XXXXXX, which is the interest earned last period - Seller-10/25/2023
Open-Asset 2 Less Than 2 Months Verified The xx #XXXX which was opened on 9/7/2023 after fraudulent activity on xx #XXXX did not reflect a 60 day transaction history. The statements from the xx #XXXX which the funds were transferred from to open this account per the xx Branch Manager were not found in the file. - Due Diligence Vendor-10/17/2023	Ready for Review-Document Uploaded. Please disregard previously uploaded exception. See attached statement. Thank you - Seller-10/25/2023
 Ready for Review-Document Uploaded. See attached letter from xx regarding the fraud activity on the prior account.  Account had to be closed and a new account opened.  Unable to provide a 60-day history.  Post close exception submitted, along with the borrower’s most recent statement for the new account.  Please note that the different between the opening balance and the starting balance on the current statement is $XXXXXX, which is the interest earned last period - Seller-10/25/2023
														Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-10/28/2023	Due Diligence Response for xx - (REDACTED).docx xx Account XXXX October Statement.pdf xx Account XXXX - (REDACTED).pdf (REDACTED).pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
(REDACTED)	3590NQM8633	XXXXXXXX	Closed	2023-10-18 03:10	2023-10-25 01:06	Resolved	1 - Information	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-10/25/2023
Ready for Review-Document Uploaded.  - Seller-10/20/2023
												Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXXXXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-10/18/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023	Resolved- - Due Diligence Vendor-10/25/2023	XXXX - SPL.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
(REDACTED)	3590NQM8633	XXXXXXXX	Closed	2023-10-18 02:11	2023-10-25 01:04	Resolved	1 - Information	Compliance	Missing Doc	Missing Service Provider List	Resolved- - Due Diligence Vendor-10/25/2023

Ready for Review-Document Uploaded.  - Seller-10/20/2023

												Open-Please provide the Settlement Service Provider list dated within three days of application. Compliance will be tested upon receipt. - Due Diligence Vendor-10/18/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023		XXXX - SPL.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
(REDACTED)	3590NQM8633	XXXXXXXX	Closed	2023-10-19 16:04	2023-10-25 01:03	Resolved	1 - Information	Compliance	Missing Doc	Missing Change of Circumstance	Resolved- - Due Diligence Vendor-10/25/2023

Ready for Review-Document Uploaded.  - Seller-10/20/2023

												Open-Please provide a valid Change of Circumstance for the increase in Broker Fee from the 9/7 LE to the 9/27 LE. - Due Diligence Vendor-10/19/2023	Ready for Review-Document Uploaded. - Seller-10/20/2023		XXXX - 9.27 LE and COC.pdf			CA	Primary Residence	Purchase	NA	N/A	N/A
(REDACTED)	3590NQM8633	XXXXXXXX	Closed	2023-10-17 19:06	2023-10-19 15:32	Waived	2 - Non-Material	Property	Appraisal	Property/Appraisal General	Waived-The property is zoned residential/agricultural and contains 4.82 acres. The property does include several outbuildings which are a chicken coup, stables/corral, tie rack, tac room, and arena/field area. Per the guidelines, agricultural property is not eligible for financing. An exception was requested for the subject zoning of residential/agricultural by (REDACTED) on 10/2/2023. - Due Diligence Vendor-10/17/2023	Waived-The property is zoned residential/agricultural and contains 4.82 acres. The property does include several outbuildings which are a chicken coup, stables/corral, tie rack, tac room, and arena/field area. Per the guidelines, agricultural property is not eligible for financing. An exception was requested for the subject zoning of residential/agricultural by (REDACTED) on 10/2/2023. - Due Diligence Vendor-10/17/2023
The compensating factors were the value was $XXXXXX higher than the list price. Comps and desk review supported value and the property is not a working ranch or farm. The borrower was self employed over 5 years and they have rented their current residence for almost 3 years.
																		CA	Primary Residence	Purchase	NA	Originator Pre-Close	Yes